Derivative Instruments (Schedule Of Outstanding Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative assets	$ 2,795	$ 9,587
Derivative liabilities	(4,107)	(2,948)
Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Derivative assets	2,795
Derivative liabilities		(2,948)
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Derivative assets		9,587
Derivative liabilities	(4,107)
Other Receivables And Prepaid Expenses [Member]
Derivative [Line Items]
Derivative assets	2,795	9,587
Accrued Expenses And Other Liabilities [Member]
Derivative [Line Items]
Derivative liabilities	$ (4,107)	$ (2,948)